Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Credit Loss [Abstract]
Accounts Receivable, Net

NOTE 4 – accounts receivable, Net

At December 31, 2019 and 2018, accounts receivable, net consisted of the following:

	As of December 31,
	2019	2018
		(Restated)
Accounts receivable	$3,054,229	$1,633,576
Less: allowance for doubtful accounts	(307,026)	(337,894)
Accounts receivable, net	$2,747,203	$1,295,682
Accounts receivable – related party	$1,015,152	$590,332
Non-current accounts receivable	$2,031,725	$1,515,329
Non-current accounts receivable-related parties	$584,411	$726,509

The allowance for the doubtful accounts at December 31, 2019 and 2018, totaled $307,026 and $337,894, respectively, representing management best estimate. The following table describes the movements in the allowance for doubtful accounts during the years ended December 31, 2019 and 2018:

Balance at January 1, 2018	$375,337
(Decrease) in allowance for doubtful accounts	(17,929)
Foreign exchange difference	(19,514)
Balance at December 31, 2018	$337,894
(Decrease) in allowance for doubtful accounts	(26,880)
Foreign exchange difference	(3,988)
Balance at December 31, 2019	$307,026

The Company reviews the outstanding receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. For the years ended December 31, 2019 and 2018, bad debt expense amounted to -$26,880 and-$17,929, respectively.